RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Chief Financial Officer
Statement [Line Items]
Company incurred fees	$ 35,500	$ 10,000
Directors and Officers
Statement [Line Items]
Stock options issued	850,000	0	0
Share-based compensation expense	$ 32,747	$ 0	$ 0